SCHEDULE OF WEIGHTED AVERAGE GRANT-DATE FAIR VALUE OF STOCK OPTIONS (Details) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value	$ 1.29		$ 4.02	$ 21.55